Description of business and organization - Reorganization and VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Description of business and organization
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 5,561,266	$ 761,891	¥ 4,699,673	¥ 3,561,994
Net loss attributable to ECARX Holdings Inc.	(932,315)	(127,726)	(940,506)	(1,564,164)
Net cash used in operating activities	(430,279)	(58,947)	(1,232,952)	(461,337)
Net cash (used in)/provided by investing activities	(59,905)	(8,208)	592,083	(313,039)
Net cash provided by/(used in) financing activities	261,639	35,845	296,826	657,767
Net decrease in cash and restricted cash	(231,434)	(31,706)	(302,543)	(87,703)
Cash and restricted cash at the beginning of the period	598,886	82,047	901,429	989,132
Cash and restricted cash at the end of the period	¥ 367,452	$ 50,341	598,886	901,429
VIE's
Description of business and organization
Revenue from Contract with Customer, Excluding Assessed Tax				936,520
Net loss attributable to ECARX Holdings Inc.				2,793,301
Net cash used in operating activities				224,031
Net cash (used in)/provided by investing activities				165,672
Net cash provided by/(used in) financing activities				(1,055,000)
Net decrease in cash and restricted cash				(665,297)
Cash and restricted cash at the beginning of the period			¥ 0	665,297
Cash and restricted cash at the end of the period				0
Consolidation, Eliminations
Description of business and organization
Revenue from Contract with Customer, Excluding Assessed Tax				(265,452)
Net loss attributable to ECARX Holdings Inc.				(2,981,707)
Net cash used in operating activities				(228,428)
Net cash provided by/(used in) financing activities				¥ (157,000)